Commission and Fee Income	12 Months Ended
Dec. 31, 2019
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and fee income

in € m.	2019	2018	2017
Commission and fee income and expense:
Commission and fee income	12,283	12,921	14,102
Commission and fee expense	2,763	2,882	3,100
Net commissions and fee income	9,520	10,039	11,002

Disaggregation of revenues by product type and business segment

	Dec 31,2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	249	8	235	23	5	(0)	521
Commissions for assets under management	22	1	304	3,219	1	2	3,547
Commissions for other securities	330	(0)	28	1	1	0	359
Underwriting and advisory fees	29	1,568	15	0	61	(17)	1,656
Brokerage fees	11	253	932	81	470	5	1,751
Commissions for local payments	457	0	1,015	(0)	1	0	1,474
Commissions for foreign commercial business	454	26	107	0	0	(1)	586
Commissions for foreign currency/exchange business	7	0	7	0	0	0	15
Commissions for loan processing and guarantees	494	189	284	0	16	5	989
Intermediary fees	26	2	494	0	1	11	535
Fees for sundry other customer services	303	349	48	127	23	0	850
Total fee and commissions income	2,382	2,397	3,470	3,451	578	6	12,283
Gross expense							(2,763)
Net fees and commissions							9,520

	Dec 31,2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	274	10	250	22	15	(3)	568
Commissions for assets under management	23	16	260	3,131	6	(0)	3,436
Commissions for other securities	301	0	29	2	2	0	335
Underwriting and advisory fees	38	1,479	15	(1)	193	(28)	1,696
Brokerage fees	10	260	886	82	999	0	2,238
Commissions for local payments	470	(1)	980	(0)	12	(2)	1,460
Commissions for foreign commercial business	469	32	118	0	2	(1)	621
Commissions for foreign currency/exchange business	7	0	7	0	1	(0)	15
Commissions for loan processing and guarantees	519	187	248	0	26	1	981
Intermediary fees	20	1	446	0	13	12	493
Fees for sundry other customer services	287	578	63	117	31	0	1,076
Total fee and commissions income	2,420	2,564	3,303	3,352	1,300	(19)	12,921
Gross expense							(2,898)
Net fees and commissions							10,039

The Group has applied IFRS 15 to reporting periods beginning on or after January 1, 2018 (as allowed under the cumulative effect method under IFRS 15). Prior to adoption of IFRS 15, the Group disclosed total commissions and fee income and expenses on a gross basis annually. The disaggregation of commissions and fees were reported annually on a net basis. For the year ended, 31, December 2017, annual commissions and fees were € 4.3 billion for fiduciary activities, € 3.0 billion for brokers’ fees, mark-ups on securities underwriting and other securities activities, and € 3.7 billion for fees for other customer services.

As of December 31, 2019 and December 31, 2018, the Group’s balance of receivables from commission and fee income was € 861 million and € 839 million, respectively. As of December 31, 2019 and December 31, 2018, the Group’s balance of contract liabilities associated to commission and fee income was € 195 million and € 74 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.